Deferred Acquisition Costs (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Deferred Acquisition Costs
Deferred Policy Acquisition Cost, Beginning Balance			$ 1.8	$ 0.6	$ 0.6	$ 0.1
Premium taxes					3.2	1.2
Direct commissions					0.1	0.0
Less :Amortization of net deferred acquisition costs					(2.1)	(0.7)
Deferred Policy Acquisition Cost, Ending Balance	$ 3.3		3.3		1.8	0.6
Other Insurance Expense
Amortization of net deferred acquisition costs					2.1	0.7
Period costs					7.5	3.5
Total other insurance expense	$ 3.5	$ 2.3	$ 10.8	$ 6.4	$ 9.6	$ 4.2